SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentration and Risk (Details) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($) customer	Jun. 30, 2023 USD ($) customer	Dec. 31, 2023 USD ($) customer	Dec. 31, 2022 USD ($) customer	Dec. 31, 2021 USD ($) customer	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Concentration and Risk
Related party transactions | $	$ 9,590	$ 4,923	$ 11,031	$ 8,036	$ 3,280
Number of customer | customer	0	0	0	0	0
Maximum insured amount by government authority | ¥						¥ 500	¥ 500
Revenue Benchmark | Customer Concentration Risk | Geely Group
Concentration and Risk
Concentartion risk (as a percent)	69.75%		97.57%	96.24%
Accounts receivable | Credit concentration | Geely Group
Concentration and Risk
Concentartion risk (as a percent)	14.84%		22.09%	95.00%
Purchases | Supplier concentration | Geely Group
Concentration and Risk
Concentartion risk (as a percent)	69.70%	72.72%	74.95%	39.28%	74.96%
Accounts Payable | Supplier concentration | Geely Group
Concentration and Risk
Concentartion risk (as a percent)	59.49%		65.96%	38.29%